8. INVENTORIES	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
8. INVENTORIES

Inventories were $600,790 and $344,692 as of September 30, 2013 and 2012, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of September 30, 2013 and 2012.